Form N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	T. Rowe Price Equity Series, Inc.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	May 01, 2026